SHARE OPTION PLANS, 2018 Restricted Stock Award Program (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 shares	Jun. 30, 2020 yr $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 21, 2018 $ / shares
Stock Plan [Abstract]
Number of shares authorized (in shares)		108,058,003	107,478,212
Par value per share (in dollars per share) | $ / shares		$ 0.000111651	$ 0.000111651	$ 0.000111650536
Expected term | yr		10
Volatility		47.70%
Risk-free rate		1.20%
Class B Common Shares [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares)		3,139,114	2,559,323
Par value per share (in dollars per share) | $ / shares				$ 0.000111650536
2018 Restricted Stock Awards (RSA) [Member]
Stock Plan [Abstract]
Granted (in shares)	2,373,374
Vested (in shares)	721,596
Fair value of common shares (in dollars per share) | $ / shares		$ 0.61
Expected term | yr		3.84
Volatility		26.00%
Risk-free rate		2.87%
2018 Restricted Stock Awards (RSA) [Member] | Class B Common Shares [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares)		2,559,232.13
Par value per share (in dollars per share) | $ / shares		$ 0.000111650536
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Vested term		13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Stock Plan [Abstract]
Vested term		4 years